Fair Value Measurements (Details 2) (Preferred stock warrant liability, USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Changes in the fair value of the Company's Level 3 financial instruments
Changes in estimated fair value			$ (243,000)	$ (243,000)
Recurring | Level 3
Changes in the fair value of the Company's Level 3 financial instruments
Balance at the beginning of the period	477,375	720,375	720,375	963,375
Changes in estimated fair value	(301,294)	(219,500)	(243,000)	(243,000)
Reclassification of warrants to additional paid-in capital	(176,081)
Balance at the end of the period		$ 500,875	$ 477,375	$ 720,375